RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	¥ 3,183,470
Closing net book value	3,116,382	$ 489,028
Lease liabilities [abstract]
Lease liabilities	1,384,084				¥ 1,377,573
Less:current portion of lease liabilities	(63,249)			$ (9,925)	(61,880)
Total	1,320,835			$ 207,268	¥ 1,315,693
Lease of Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	1,352,498
Closing net book value	1,337,239
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	3,778,135
Additions	1,323
Closing net book value	3,779,458
Cost [member] | Lease of Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	1,379,254
Additions	989
Closing net book value	1,380,243
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(594,665)
Additions	(68,411)
Closing net book value	(663,076)
Accumulated depreciation [member] | Lease of Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(26,756)
Additions	(16,248)
Closing net book value	(43,004)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	1,830,972
Closing net book value	1,779,143
Land [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	2,398,881
Additions	334
Closing net book value	2,399,215
Land [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(567,909)
Additions	(52,163)
Closing net book value	¥ (620,072)

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.